Investment Holding Level 4 Net Realized Capital Gains and Sale of AFS (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Gain (Loss) on Securities [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale	$ 4,397	$ 3,303	$ 2,824	$ 3,498
Available-for-sale Securities, Gross Realized Gains	49	12	166	67
Available-for-sale Securities, Gross Realized Losses	(112)	(38)	(32)	(18)
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	0	(6)		(4)
Foreign Currency Transaction Gain (Loss), before Tax	(6)	9	3	(4)
Realized Investment Gains (Losses)	(107)	142	(74)	(275)
Other net realized capital gains (losses)		142
Debt Securities, Available-for-sale, Allowance for Credit Loss, Period Increase (Decrease)			(1)
Debt Securities, Available-for-sale, Allowance for Credit Loss, Sell before Recovery		(1)	(6)
Commercial Loan [Member]
Gain (Loss) on Securities [Line Items]
Interest Receivable			7	8
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)	0	(5)	(8)	5
Debt Securities [Member]
Gain (Loss) on Securities [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale	3,523	2,523	1,789	2,541
Available-for-sale Securities, Gross Realized Gains	45	12	165	67
Available-for-sale Securities, Gross Realized Losses	(47)	(37)	(31)	(16)
Interest Receivable			114	122
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Gain (Loss) on Securities [Line Items]
Other net realized capital gains (losses)	(2)	(32)	127	47
Not Designated as Hedging Instrument [Member]
Gain (Loss) on Securities [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(27)	187	(187)	(315)
Not Designated as Hedging Instrument [Member] | Other Credit Derivatives [Member]
Gain (Loss) on Securities [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(10)	35	149	54
Variable Annuity [Member]
Gain (Loss) on Securities [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(24)	165	(332)	(365)
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Gain (Loss) on Securities [Line Items]
Derivative, Gain (Loss) on Derivative, Net	7	(10)	(7)	(4)
Macro Hedge Program [Member]
Gain (Loss) on Securities [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(36)	153	(414)	(418)
GMWB Derivatives, Net [Member]
Gain (Loss) on Securities [Line Items]
Derivative, Gain (Loss) on Derivative, Net	12	12	82	53
Other Investments [Member]
Gain (Loss) on Securities [Line Items]
Gain (Loss) on Disposition of Other Financial Assets	(23)	37	142	51
Equity Securities [Member]
Gain (Loss) on Securities [Line Items]
Net Realized and Unrealized Gain (Loss) on Trading Securities	(3)	(14)	4	(2)
Marketable Securities, Realized Gain (Loss)	2	(21)	1	2
Mortgage loans [1]
Gain (Loss) on Securities [Line Items]
SEC Schedule, 12-09, Valuation Allowances and Reserves, Increase (Decrease) Adjustment	$ 0	$ 5		$ 0
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease)			$ (8)